RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
RELATED PARTY TRANSACTIONS
Schedule of Related Parties And Nature Of Relationship
a)	Related Parties

Name of related parties	Relationship with the Group
Kingsoft Corporation Limited (“Kingsoft”) and its subsidiaries (“Kingsoft Group”)	Principal shareholder of the Company

Xiaomi Corporation and its subsidiaries (“Xiaomi Group”)	Entities controlled by a director of the Company

a)	Related Parties

Name of related parties	Relationship with the Group
Kingsoft Corporation Limited (“Kingsoft”) and its subsidiaries (“Kingsoft Group”)	Principal shareholder of the Company

Xiaomi Corporation and its subsidiaries (“Xiaomi Group”)	Entities controlled by a director of the Company

Schedule of Related Party Transactions

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Revenues:
Public cloud services provided to Xiaomi Group	385,207	435,114	64,961
Public cloud services provided to Kingsoft Group	67,817	93,801	14,004
Enterprise cloud services provided to Xiaomi Group	—	30,241	4,515
Enterprise cloud services provided to Kingsoft Group	—	4,466	667
	453,024	563,622	84,147
Purchase of devices from Xiaomi Group	185	58	9
Interest expense on loan due to Xiaomi Group	—	38,423	5,736
Interest expense on loan due to Kingsoft Group	—	11,690	1,745
Rental of building from Xiaomi Group*	28,639	23,603	3,524
Rental of office space, and administrative services from Kingsoft Group	6,702	7,955	1,188
	35,526	81,729	12,202

*

The Group entered into agreements to lease building and office space from Xiaomi Group. As of June 30, 2022, the related operating lease right-of-use assets amounted to RMB167,255 (US$24,971) and operating lease liabilities amounted to RMB199,650 (US$29,807), respectively.

Other than the transactions disclosed above, the Group also provides public cloud services to an equity investee. Revenue generated from the investee represented less than 1% of the Group’s total revenues for the six months ended June 30, 2022.

b)	The Group had the following related party transactions:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Revenues:
Public cloud services provided to Xiaomi Group	560,955	631,170	88,728
Public cloud services provided to Kingsoft Group	109,989	142,598	20,047
Enterprise cloud services provided to Xiaomi Group	6,178	46,280	6,506
Enterprise cloud services provided to Kingsoft Group	—	7,250	1,019
	677,122	827,298	116,300
Purchase of devices from Xiaomi Group	314	87	12
Interest expense on loan due to Xiaomi Group	5,879	52,505	7,381
Interest expense on loan due to Kingsoft Group	—	17,631	2,479
Rental of building from Xiaomi Group*	40,614	33,499	4,709
Rental of office space, and administrative services from Kingsoft Group	11,123	10,578	1,487
	57,930	114,300	16,068
*

The Group entered into agreements to lease a building and office space from Xiaomi Group. As of December 31, 2021 and September 30, 2022, the related operating lease right-of-use assets amounted to RMB210,551 and RMB160,000 (US$22,492) and operating lease liabilities amounted to RMB238,180 and RMB 202,291 (US$28,438), respectively.

Schedule of Related Party Balances

	As at
	December 31,	June 30,	June30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Amounts due from related parties:
Trade related:
Xiaomi Group	175,170	280,042	41,809
Kingsoft Group	26,868	49,498	7,390
Others	—	22,334	3,335
Non-trade related:
Kingsoft Group	10,863	10,868	1,622
	212,901	362,742	54,156
Amounts due to related parties:
Trade related:
Kingsoft Group	15,092	13,272	1,981
Xiaomi Group	55,853	41,794	6,240
Non-trade related:
Kingsoft Group*	529,284	529,284	79,020
Xiaomi Group**	709,088	596,084	88,993
	1,309,317	1,180,434	176,234

*

During 2021, the Group entered into a loan agreement with Kingsoft Group for an aggregate principal amount of RMB500,000 (US$78,873) bearing a fixed annual interest rate of 4.65%. The Group has fully repaid the loan in November 2022.

**

During 2021, the Group entered into several loan agreements with Xiaomi Group which are secured by the Group’s electronic equipment. As of December 31, 2021 and June 30, 2022, the fixed interest rate for these loans was 4.36%. As of December 31, 2021 and June 30, 2022, the current portion of the loans were RMB236,206 and RMB241,691 (US$36,084), and the non-current portion of the loans were RMB472,882 and RMB354,392 (US$52,909), respectively. Under the terms of the agreements, the Group will repay in fixed quarterly installments over 3 years according to the following schedule:

c)	The Group had the following related party balances at the end of the periods:

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Amounts due from related parties:
Trade related:
Xiaomi Group	175,170	283,752	39,889
Kingsoft Group	26,868	52,336	7,357
Others	—	23,786	3,344

Non-trade related:
Kingsoft Group	10,863	10,868	1,528
	212,901	370,742	52,118
Amounts due to related parties:
Trade related:
Kingsoft Group	15,092	13,985	1,966
Xiaomi Group	55,853	42,441	5,966

Non-trade related:
Kingsoft Group*	529,284	529,284	74,406
Xiaomi Group**	709,088	754,161	106,018
	1,309,317	1,339,871	188,356
*

During 2021, the Group entered into an unsecured loan agreement with Kingsoft Group for an aggregate principal amount of RMB500,000 bearing a fixed annual interest rate of 4.65%. The Group has fully repaid the loan in November 2022.

**

During 2021 and 2022, the Group entered into several loan agreements with a fixed interest rate of 4.36% and 3.98% with Xiaomi Group which are secured by the Group’s electronic equipment. The carrying amount of the electronic equipment pledged was RMB 702,424 and RMB735,550 (US$103,402) as of December 31, 2021 and September 30, 2022, respectively. As of December 31, 2021 and September 30, 2022, the current portion of the loans were RMB 236,206 and RMB 325,950 (US$ 45,821), and the non-current portion of the loans were RMB 472,882 and RMB 428,211 (US$ 60,197), respectively.

Schedule of Repayment of Related Party Loans in Fixed Quarterly Installments

	As at June 30, 2022
	RMB	US$
	(unaudited)	(unaudited)
Remaining six months of 2022	123,202	18,394
2023	241,168	36,005
2024	231,714	34,594
	596,084	88,993

	As at
	September 30, 2022
	RMB	US$
	(unaudited)	(unaudited)
Remaining three months of 2022	11,496	1,616
2023	306,978	43,154
2024	301,908	42,442
2025	74,590	10,486
2026	59,189	8,321
Total	754,161	106,019